SUMMARY OF SIGNIFICANT ACOUNTING POLICIES - Dividends Declared (FY) (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Ordinary income (in USD per share)					$ 0.0352	$ 0.111
Non-taxable distribution (in USD per share)					0.6683	0.589
Total (in USD per share)	$ 0.176	$ 0.176	$ 0.352	$ 0.41	$ 0.7035	$ 0.7